UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

ITEM 1.          REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Global Bond Portfolio

Semi-Annual Report

June 30, 2007

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

MAXIM SERIES FUND, INC.
MAXIM GLOBAL BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007
UNAUDITED
ASSETS:
Investments in securities, market value (1)	$139,888,984
Cash	94,615
Cash denominated in foreign currencies (2)	3,057,059
Interest receivable	3,049,088
Subscriptions receivable	242,773
Receivable for investments sold	0
Unrealized appreciation on forward foreign currency contracts	1,144,805

Total assets	147,477,324

LIABILITIES:
Due to investment adviser	151,003
Redemptions payable	466,877
Payable for investments purchased	0
Payable to subcustodian	0

Total liabilities	617,880

NET ASSETS	$146,859,444

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$1,288,964
Additional paid-in capital	120,743,240
Net unrealized appreciation on investments	13,950,891
Undistributed net investment income	576,577
Accumulated net realized gain on investments and forward foreign currency contracts	10,299,772

NET ASSETS	$146,859,444

NET ASSET VALUE PER OUTSTANDING SHARE	$11.39
(Offering and Redemption Price)
SHARES OF CAPITAL STOCK:
Authorized	100,000,000
Outstanding	12,889,637

(1) Cost of investments in securities:	$127,080,411
(2) Cost of cash denominated in foreign currencies:	3,059,546
See notes to financial statements.

MAXIM SERIES FUND, INC.
MAXIM GLOBAL BOND PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2007
UNAUDITED
INVESTMENT INCOME:
Interest	$2,581,041
Foreign withholding tax	(118,810)

Total income	2,462,231

EXPENSES:
Management fees	1,149,681

NET INVESTMENT INCOME	1,312,550

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	5,769,790
Net realized gain on forward foreign currency contracts	4,441,573
Change in net unrealized appreciation on investments	2,080,831
Change in net unrealized appreciation on forward foreign currency contracts	(1,897,247)

Net realized and unrealized gain on investments and forward foreign currency contracts	10,394,947

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,707,497
See notes to financial statements.

MAXIM SERIES FUND, INC.
MAXIM GLOBAL BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2007 AND YEAR ENDED DECEMBER 31, 2006
	2007	2006
	UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$1,312,550	$7,685,538
Net realized gain on investments	5,769,790	2,612,062
Net realized gain on forward foreign currency contracts	4,441,573	5,455,628
Change in net unrealized appreciation on investments	2,080,831	15,528,282
Change in net unrealized appreciation on forward foreign currency contracts	(1,897,247)	3,467,734

Net increase in net assets resulting from operations	11,707,497	34,749,244

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,253,362)	(17,422,590)
From net realized gains	0	(735,173)

Total distributions	(1,253,362)	(18,157,763)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	33,534,479	98,569,040
Reinvestment of distributions	1,253,362	18,157,763
Redemptions of shares	(162,938,245)	(114,458,372)

Net increase (decrease) in net assets resulting from share transactions	(128,150,404)	2,268,431

Total increase (decrease) in net assets	(117,696,269)	18,859,912

NET ASSETS:
Beginning of period	264,555,713	245,695,801

End of period (1)	$146,859,444	$264,555,713
	0	0
OTHER INFORMATION:
SHARES:
Sold	3,073,371	9,310,582
Issued in reinvestment of distributions	110,331	1,722,802
Redeemed	(15,109,110)	(10,840,938)

Net increase (decrease)	(11,925,408)	192,446

(1) Including undistributed net investment income	$576,577	$517,389
See notes to financial statements.

MAXIM SERIES FUND, INC.
MAXIM GLOBAL BOND PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
	Six Months Ended		Year Ended December 31,
	June 30, 2007		2006	2005	2004	2003	2002
	UNAUDITED
Net Asset Value, Beginning of Period	$10.66		$9.98	$10.63	$10.47	$10.34	$9.75
Income from Investment Operations

Net investment income	0.12		0.67	0.60	0.25	0.17	0.28
Net realized and unrealized gain (loss)	0.71		0.78	(0.52)	0.25	0.58	0.74

Total Income From Investment Operations	0.83		1.45	0.08	0.50	0.75	1.02
Less Distributions
From net investment income	(0.10)		(0.74)	(0.54)	(0.25)	(0.19)	(0.32)
From net realized gains	0.00		(0.03)	(0.19)	(0.09)	(0.43)	(0.11)

Total Distributions	(0.10)		(0.77)	(0.73)	(0.34)	(0.62)	(0.43)

Net Asset Value, End of Period	$11.39		$10.66	$9.98	$10.63	$10.47	$10.34

Total Return	7.77%	w	14.85%	0.62%	4.84%	7.36%	10.54%

Net Assets, End of Period ($000)	$146,859		$264,556	$245,696	$226,930	$133,333	$138,533

Ratio of Expenses to Average Net Assets	1.30%	*	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of Net Investment Income to
Average Net Assets	1.48%	*	3.09%	1.95%	2.00%	2.12%	2.86%

Portfolio Turnover Rate	14.30%	w	46.42%	246.45%	245.82%	225.08%	275.23%
w	Based on operations for the period shown and, accordingly, are not representative of a full year.
* Annualized
See notes to financial statements.

MAXIM SERIES FUND, INC

MAXIM GLOBAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2007
UNAUDITED

BONDS

Par Value ($)	Value ($)

AGENCY --- 15.38%
850,000,000 Fannie Mae **	6,929,725
JPY 2.125% October 9, 2007
7,250,000 Fannie Mae **	7,265,704
5.750% February 15, 2008
7,350,000 Federal Home Loan Bank **	7,317,182
4.625% February 8, 2008
$21,512,611

CANADIAN - PROVINCIAL --- 8.04%
5,200,000 Province of British Columbia	4,936,888
CAD Unsubordinated Debentures
6.000% June 9, 2008
6,765,000 Province of Ontario	6,314,360
CAD Notes
3.875% March 8, 2008
$11,251,248

FOREIGN BANKS --- 5.58%
3,880,000 KfW Bankengruppe	2,774,900
NZD Foreign Government Guaranteed Notes
6.375% February 17, 2015
30,000,000 KfW Bankengruppe	475,147
ISK Foreign Government Guaranteed Notes
8.250% September 20, 2007
560,000,000 KfW Bankengruppe ++	4,548,856
JPY Foreign Government Guaranteed Bonds
.450% August 8, 2011
$7,798,903

FOREIGN GOVERNMENTS --- 54.67%
120,000 Deutsche Bundesrepublik	155,705
EUR Bonds
3.750% July 4, 2013
3,025,000 Government of Argentina ++	567,047
EUR Notes
2.210% December 15, 2035
4,605,000 Government of Argentina ++	4,482,047
Bonds

5.475% August 3, 2012
13,595,000 Government of Argentina ++	1,984,870
Notes
1.380% December 15, 2035
4,715,000 Government of Australia	4,009,605
AUD Notes
8.000% September 14, 2007
2,350,000 Government of Australia	2,011,405
AUD Bonds
8.000% March 1, 2008
930,000 Government of Austria	1,497,340
EUR Bonds
6.250% July 15, 2027
600,000 Government of Belgium	794,556
EUR Bonds
4.250% September 28, 2014
290,000 Government of France	381,335
EUR Bonds
4.000% April 25, 2013
34,700,000,000 Government of Indonesia	4,290,672
IDR Bonds
11.000% November 15, 2020
59,450,000,000 Government of Indonesia	7,239,517
IDR Bonds
10.750% May 15, 2016
10,000,000,000 Government of Indonesia	1,286,169
IDR Bonds
11.500% September 15, 2019
2,400,000,000 Government of Indonesia	319,193
IDR Bonds
12.000% September 15, 2026
4,235,000 Government of Iraq	2,583,350
Bonds
5.800% January 15, 2028
1,060,000 Government of Ireland	1,432,510
Bonds
4.600% April 18, 2016
16,160,000 Government of Malaysia	4,824,882
EUR Bonds
6.450% July 1, 2008
28,400,000 Government of Mexico	2,679,250
MXP Bonds
8.000% December 17, 2015
23,400,000 Government of Mexico	2,640,311
MXP Bonds
10.000% December 5, 2024
9,280,000 Government of Peru	3,532,510
PEN Bonds

8.600% August 12, 2017
1,800,000 Government of Poland	652,085
PLN Bonds
5.750% September 23, 2022
76,790,000 Government of Sweden	11,278,445
SEK Bonds
8.000% August 15, 2007
11,600,000 Government of Sweden	1,732,232
SEK Debentures
6.500% May 5, 2008
5,430,000 Government of Sweden ~	780,848
SEK Zero Coupon
3.160% December 19, 2007
1,320,000 Nota Do Tesouro Nacional	6,961,744
BRL Notes
10.000% January 1, 2014
200,000 Nota Do Tesouro Nacional	1,689,829
BRL Notes
6.000% May 15, 2015
1,260,000 Nota Do Tesouro Nacional	6,676,158
Notes
10.000% January 1, 2012
$76,483,615

NATIONALS --- 3.36%
42,000,000 Inter-American Development Bank	3,802,727
MXP Senior Unsubordinated Notes
7.500% December 5, 2024
1,300,000 Inter-American Development Bank	902,244
NZD Senior Unsecured Notes
6.000% December 15, 2017
$4,704,971

TOTAL BONDS --- 87.03%	$121,751,348
(Cost $109,506,820)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

3,945,000 Federal Home Loan Bank	3,943,948
4.870% July 2, 2007
40,530,000 Government of Norway ~	6,727,680
NOK 4.5005 December 19, 2007
4,000,000 Jersey City New Jersey	4,000,000
5.750% September 7, 2007
3,462,130 Middleborough Massachusetts	3,466,008
5.750% September 28, 2007

TOTAL SHORT-TERM INVESTMENTS --- 12.97%	$18,137,636
(Cost $17,573,591)

TOTAL MAXIM GLOBAL BOND PORTFOLIO --- 100%	$139,888,984
(Cost $127,080,411)

Legend
** Security is an agency note with maturity date and interest rate indicated.
~ For zero coupon bond, the interest rate shown is the effective yield on date of purchase.
++ Represents the current interest rate for variable rate security.
See attached Summary of Investments by Country.

See Notes to Financial Statements.
Currency Abbreviations
AUD – Australian Dollars
BRL – Brazilian Real
CAD – Canadian Dollars
EUR – Euro Dollars
IDR – Indonesian Rupiah
ISK – Icelandic Krona
JPY – Japanese Yen
MXP – Mexican Peso
MYR – Malaysian Ringgit
NOK – Norwegian Krone
NZD – New Zealand Dollars
PEN – Peruvian New Sol
PLN – Polish Zloty
SEK – Swedish Krona

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
SUMMARY OF INVESTMENTS BY COUNTRY
JUNE 30, 2007
UNAUDITED

		% of Portfolio
Country	Value ($)	Investments
Argentina	$7,033,964	5.03%
Australia	6,021,010	4.30%
Austria	1,497,340	1.07%
Belgium	794,556	0.57%
Brazil	15,327,731	10.96%
Canada	11,251,248	8.04%
Denmark	630,852	0.45%

France	381,335	0.27%
Germany	7,323,756	5.24%
Indonesia	13,135,551	9.39%
Iraq	2,583,350	1.85%
Ireland	1,432,510	1.02%
Latin America	4,704,971	3.36%
Malaysia	4,824,882	3.45%
Mexico	5,319,561	3.80%
Norway	6,727,680	4.81%
Peru	3,532,510	2.53%
Poland	652,085	0.47%
Sweden	13,791,525	9.86%
United States	32,922,567	23.53%
	$139,888,984	100.00%

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2007 and Year Ended December 31, 2006

Maxim Global Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2007

UNAUDITED

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-one portfolios. Interests in the Maxim Global Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek current income with capital appreciation and growth of income. The Portfolio is non-diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Forward Currency Transactions

The Portfolio enters into forward currency contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign security holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is shown separately on the Statement of Operations. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States.

Application of Recent Accounting Pronouncements

Effective January 2, 2007, the Portfolio adopted FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Portfolio files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  No federal income tax returns are currently under examination.  The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2002 through December 31, 2006.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 shall be effective for financial statements issued for fiscal years beginning after November 15, 2007. The Portfolio is evaluating the impact that the adoption of FAS 157 will have on its financial position and the results of its operations. As such, any necessary adjustments pursuant to FAS 157 will be reflected on the semi-annual report for the period ending June 30, 2008.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.30% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of June 30, 2007, there were thirty-one Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $32,000 for the six months ended June 30, 2007. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2007, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $20,891,494 and $99,711,673, respectively. For the same period, there were no purchases or sales of long-term U.S. Government Securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2007, the U.S. Federal income tax cost basis was $126,818,108. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $14,284,533 and gross depreciation of securities in which there was an excess of tax cost over value of $1,213,657 resulting in net appreciation of $13,070,876.

5.	FORWARD FOREIGN CURRENCY CONTRACTS

As of June 30, 2007, the Portfolio held the following forward foreign currency contracts:

			Net
	Delivery		Unrealized
	Value	Settlement	Appreciation
	(Foreign Currency)	Date	(Depreciation)
Short Contracts:
Euro Dollar (Romanian New Leu)	2,393,801	February 2008	$(154,970)
Indian Rupee (New Zealand Dollar)	44,500,000	October 2007	24,256
Mexican Peso (Chilean Peso)	18,541,182	August 2007	7,566
Mexican Peso (Chilean Peso)	8,486,288	September 2007	(11,052)
Mexican Peso (Indian Rupee)	28,863,545	January 2008	(2,046)
Mexican Peso (Indian Rupee)	40,922,700	May 2008	(79,850)
New Zealand Dollar (Indian Rupee)	2,767,250	July 2007	(94,934)
New Zealand Dollar (Indian Rupee)	6,204,458	October 2007	(576,859)

Long Contracts:
Chilean Peso (Mexican Peso)	907,831,856	August 2007	35,093
Chilean Peso (Mexican Peso)	406,299,315	September 2007	14,696
Icelandic Krona (U.S. Dollar)	80,000,000	October 2007	185,168
Indian Rupee (New Zealand Dollar)	48,500,000	September 2007	(17,773)
Indian Rupee (New Zealand Dollar)	184,250,000	October 2007	391,515
Indian Rupee (Mexican Peso)	116,034,336	January 2008	184,717
Indian Rupee (Mexican Peso)	154,462,731	May 2008	(80,638)
Indian Rupee (New Zealand Dollar)	48,500,000	September 2007	(17,773)
Indian Rupee (New Zealand Dollar)	184,250,000	October 2007	391,515
Japanese Yen (U.S. Dollar)	57,777,500	July 2007	29,902
Korean Won (U.S. Dollar)	13,100,000,000	November 2007	221,070
Kazakhstan Tenge (U.S. Dollar)	654,212,700	February 2008	66,200
New Zealand Dollar (Indian Rupee)	1,481,605	October 2007	23,981
Polish Zloty (U.S. Dollar)	30,500,000	November 2007	517,644
Romanian New Leu (Euro Dollar)	8,322,048	February 2008	409,735

Net Appreciation			$1,144,805

6.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and differing treatments regarding recognition of market discount and original issue discount. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year. At December 31, 2006, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $149,151, which expire in the year 2014.

Investment Advisory Agreement Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 17, 2007 (the "Meeting"), the continuation of the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and the investment sub-advisory agreements (the "Sub-Advisory Agreements") between MCM and each of the following Sub-Advisers: Alliance Capital Management, L.P.; Ariel Capital Management, LLC; BNY Investment Advisors; Federated Investment Management Company; Franklin Advisers, Inc.; INVESCO Global Asset Management (N.A.), Inc.; Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; T. Rowe Price Associates, Inc.; Trusco Capital Management, Inc., and Western Asset Management Company.

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

In advance of the Meeting, the Independent Directors met separately on March 22, 2007, with independent legal counsel to review and evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements”). The Independent Directors also considered additional information provided in response to their requests made following the March meeting. In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information described below, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. The Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and performance track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, and MCM's and each Sub-Adviser's overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration was given to the fact that at regular Board meetings held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio, and the performance of each Portfolio. Moreover, the Board considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided to the Portfolios. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed information regarding the investment performance of each Portfolio as compared against various benchmarks and the performance of similar funds. This information generally included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2006, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings, except that Morningstar ratings are not provided for the Index and Profile Portfolios. The Board considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and investment styles from within, to the extent applicable, the Portfolio's Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups. With respect to the Index Portfolios, the Board noted how their performance compared to the benchmarks they are designed to track. The Maxim Ariel Mid-Cap Value Portfolio and Maxim Trusco Small-Cap Growth Portfolio were identified, in particular, as having underperformed, and consideration was given to the actions being taken by MCM and the applicable Sub-Advisers to address this underperformance. The Board was informed that MCM was closely monitoring the performance of these Portfolios. The Board concluded that it was satisfied with the steps being taken to address the underperformance of these Portfolios, and that it was satisfied with the performance of the other Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable. With the exception of the Index and Profile Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range, and that the total annual operating expense ratios of the Portfolios (other than the Index and Profile Portfolios) were within the range of annual expense ratios of similar funds, and that the Portfolios' expense ratios were generally near or lower than the median expense ratio for the applicable Morningstar fund category. With respect to the Index and Profile Portfolios, the Board noted that the Portfolios' management fees and total annual operating expense ratios were on the higher end, but within the range of similar funds. With respect to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations, since none of the Sub-Advisers is an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company ("GWL&A"), and the benefits derived or to be derived by GWL&A from such investments. The Board concluded that the Portfolios’ management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.          CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.           DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.           PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.           PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	August 27, 2007

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:	August 27, 2007